Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Jan. 07, 2024		Dec. 28, 2023	Oct. 15, 2023		Jul. 23, 2023		Apr. 30, 2023		Jan. 01, 2023		Oct. 09, 2022		Jul. 17, 2022		Apr. 24, 2022		Apr. 25, 2021	Apr. 26, 2020
Temporary Equity [Line Items]
Temporary equity, shares issued (in shares)								18,863,090
Temporary equity, shares outstanding (in shares)	0	[1]		20,989,710	[1]	20,851,710	[1]	18,863,090	[1]	18,863,090	[1]	18,863,090	[1]	18,863,090	[1]	18,644,339	[1]	17,720,035	17,211,668
Temporary equity, carrying amount	$ 0			$ 75,262		$ 73,488		$ 53,468		$ 53,468		$ 53,468		$ 53,468		$ 52,218		$ 44,718	$ 42,018
Temporary equity, liquidation value								$ 85,715
Conversion ratio								1
Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued (in shares)				11,054,593
Temporary equity, shares outstanding (in shares)				11,054,593
Temporary equity, carrying amount				$ 75,262
Temporary equity, liquidation value				$ 114,663
Class A common stock | Banyan Acquisition Corporation
Temporary Equity [Line Items]
Conversion ratio			2.5

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 2.